Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Emerging Markets Flexible Bond Fund

Invesco World Bond Fund

This supplement amends the Statement of Additional Information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Emerging Markets Flexible Bond Fund” and “– Invesco World Bond Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of October 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Emerging Markets Flexible Bond Fund
Michael Hyman	$10,001 - $50,000
Rob Turner	None
Hemant Baijal[1]	None
Wim Vandenhoeck[1]	None
Invesco World Bond Fund
Gareth Isaac[2]	None
Thomas Sartain[2]	None
Hemant Baijal[1]	None
Wim Vandenhoeck[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Emerging Markets Flexible Bond Fund” and “– Invesco World Bond Fund” in Appendix H of the Statement of Additional Information.

[1]	The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019.
[2]	Shares of the Fund are not sold in England, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.

“Assets Managed

The following information is as of October 31, 2018 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Emerging Markets Flexible Bond Fund
Michael Hyman	6	$7,075.1	10	$3,574.7	None	None
Rob Turner	None	None	4	$332.6	None	None
Hemant Baijal[1]	3	$4,984.1	2	$151.0	None	None
Wim Vandenhoeck[1]	2	$4,974.1	2	$151.0	None	None
Invesco World Bond Fund
Gareth Isaac	None	None	3	$319.0	None	None
Thomas Sartain	None	None	3	$319.0	None	None
Hemant Baijal[1]	3	$4,984.1	2	$151.0	None	None
Wim Vandenhoeck[1]	2	$4,974.1	2	$151.0	None	None	”

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Capital Income Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Oppenheimer Capital Income Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of August 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Capital Income Fund
Mark Ahnrud[1]	None
John Burrello[1]	None
Chris Devine[1]	None
Scott Hixon[1]	None
Christian Ulrich[1]	None
Scott Wolle[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed –Oppenheimer Capital Income Fund” in Appendix H of the Statement of Additional Information.

[1]

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Fund as of this same date.

“Assets Managed

The following information is as of August 31, 2018 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Capital Income Fund
Mark Ahnrud[1]	12	$8,118.8	16	$2,452.4	2	[2]	$0.2	[2]
John Burrello[1]	None	None	None	None	1	[2]	$0.1	[2]
Chris Devine[1]	12	$8,118.8	16	$2,452.4	2	[2]	$0.2	[2]
Scott Hixon[1]	12	$8,118.8	16	$2,452.4	2	[2]	$0.2	[2]
Christian Ulrich[1]	12	$8,118.8	16	$2,452.4	2	[2]	$0.2	[2]
Scott Wolle[1]	12	$8,118.8	21	$6,796.8	2	[2]	$0.2	[2]”

[2]

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Funds listed below:

Invesco Oppenheimer Global Multi-Asset Income Fund

Invesco Oppenheimer Global Allocation Fund

Invesco Oppenheimer Fundamental Alternatives Fund

This supplement amends the Statement of Additional Information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Oppenheimer Global Multi-Asset Income Fund”; “– Oppenheimer Global Allocation Fund”; and “– Oppenheimer Fundamental Alternatives Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of October 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Global Multi-Asset Income Fund
Mark Ahnrud[1]	None
John Burrello[1]	None
Chris Devine[1]	None
Scott Hixon[1]	None
Christian Ulrich[1]	None
Scott Wolle[1]	None
Oppenheimer Global Allocation Fund
Alessio de Longis	$100,001 - $500,000
Oppenheimer Fundamental Alternatives Fund
Michelle Elena Borré Massick	Over $1,000,000
Tim Mulvihill[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Oppenheimer Global Multi-Asset Income Fund”; “– Oppenheimer Global Allocation Fund”; and “– Oppenheimer Fundamental Alternatives Fund” in Appendix H of the Statement of Additional Information.

[1]

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Fund as of this same date.

“Assets Managed

The following information is as of October 31, 2018 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed			Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)		Number of Accounts		Assets (in millions)
Oppenheimer Global Multi-Asset Income Fund
Mark Ahnrud[1]	12	$8,118.8	16	$2,452.4		2	[2]	$0.2	[2]
John Burrello[1]	None	None	None	None		1	[2]	$0.1	[2]
Chris Devine[1]	12	$8,118.8	16	$2,452.4		2	[2]	$0.2	[2]
Scott Hixon[1]	12	$8,118.8	16	$2,452.4		2	[2]	$0.2	[2]
Christian Ulrich[1]	12	$8,118.8	16	$2,452.4		2	[2]	$0.2	[2]
Scott Wolle[1]	12	$8,118.8	21	$6,796.8		2	[2]	$0.2	[2]
Oppenheimer Global Allocation Fund
Alessio de Longis	3	$5,650.9	1	$733.63	[3]	None		None
Oppenheimer Fundamental Alternatives Fund
Michelle Elena Borré Massick	2	$2,650	2	$65.52		None		None
Tim Mulvihill[1]	None	None	None	None		None		None”

[2]

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

[3]	In thousands.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Global Strategic Income Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

Effective on June 21, 2019, Krishna Memani and Ruta Ziverte no longer serve as Portfolio Managers to Invesco Oppenheimer Global Strategic Income Fund. Therefore, all references to Mr. Memani and Ms. Ziverte in the Statement of Additional Information are hereby removed as of that date.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Funds listed below:

Invesco Oppenheimer Total Return Bond Fund

Invesco Oppenheimer Preferred Securities and Income Fund

This supplement amends the Statement of Additional Information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Oppenheimer Total Return Bond Fund” and “– Oppenheimer Preferred Securities and Income Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Total Return Bond Fund
Peter A. Strzalkowski	$100,001 - $500,000
Michael Hyman[1]	None
Oppenheimer Preferred Securities and Income Fund
Chuck Burge[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Oppenheimer Total Return Bond Fund” and “– Oppenheimer Preferred Securities and Income Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of December 31, 2018 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Oppenheimer Total Return Bond Fund
Peter A. Strzalkowski	3	$2.8	None	None	None	None

[1]

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Fund as of this same date.

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Michael Hyman[1]	6	$3.5	10	$3,314.9	None	None
Oppenheimer Preferred Securities and Income Fund
Chuck Burge[1]	11	$24.6	3	$4,573.6	1	$176.9”